ASSET PURCHASE AGREEMENT WITH MAILVISION (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended
	May 13, 2013	May 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net assets acquired	$ 3,434
Acquisition Cost		233
Business Combination Fair Value Of Earn Out Consideration	432
Gain (Loss) on Revaluation of Equity Investments	95
Goodwill	1,654		33,749	33,749
Business Combination Acquired Core Technology Useful Life	5 years 6 months
Business Combination Customer Relationship Useful Life	4 years 6 months
Estimated fair value of First Earn-Out			443	446
Estimated fair value of Sale Option				110
Long-term Debt, Fair Value				446
Mail Vision Affiliated Company [Member]
Business Combination Wavier Amount Recognized	1,472
Business Combination Fair Value Of Sale Options	376
Business Combination Revaluation Of Investments	933
Goodwill	1,654
Present value [Member]
Present Value Of Acquisition Cost	221
2014 Anniversary Date [Member]
Acquisition Cost	$ 233